Annual Total Returns (dei_DocumentInformationDocumentAxis, Class 2 Shares)	0 Months Ended
May 01, 2013
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2003	20.29%
Annual Return 2004	9.80%
Annual Return 2005	6.40%
Annual Return 2006	11.60%
Annual Return 2007	9.07%
Annual Return 2008	(28.45%)
Annual Return 2009	23.79%
Annual Return 2010	13.26%
Annual Return 2011	(1.09%)
Annual Return 2012	12.76%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2009	46.35%
Annual Return 2010	24.64%
Annual Return 2011	(2.82%)
Annual Return 2012	15.96%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2003	39.34%
Annual Return 2004	22.51%
Annual Return 2005	5.47%
Annual Return 2006	19.36%
Annual Return 2007	(2.58%)
Annual Return 2008	(28.15%)
Annual Return 2009	25.00%
Annual Return 2010	26.46%
Annual Return 2011	(6.13%)
Annual Return 2012	11.25%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2003	44.43%
Annual Return 2004	11.47%
Annual Return 2005	2.82%
Annual Return 2006	12.22%
Annual Return 2007	13.26%
Annual Return 2008	(40.93%)
Annual Return 2009	25.27%
Annual Return 2010	28.03%
Annual Return 2011	(5.80%)
Annual Return 2012	11.71%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2003	18.43%
Annual Return 2004	9.85%
Annual Return 2005	1.41%
Annual Return 2006	6.84%
Annual Return 2007	5.75%
Annual Return 2008	(7.92%)
Annual Return 2009	20.14%
Annual Return 2010	10.21%
Annual Return 2011	6.56%
Annual Return 2012	11.96%